Segment Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Information	Segment Information
On March 11, 2019, we completed the disposition of our remaining 80.2 percent ownership of Elanco common stock through a tax-free exchange offer. As a result, Elanco has been presented as discontinued operations in our consolidated financial statements for all periods presented. Following the completion of the disposition of Elanco, we now operate as a single operating segment engaged in the discovery, development, manufacturing, marketing, and sales of pharmaceutical products worldwide. A global research and development organization and a supply chain organization are responsible for the discovery, development, manufacturing, and supply of our products. Regional commercial organizations market, distribute, and sell the products. The business is also supported by global corporate staff functions. Our determination that we operate as a single segment is consistent with the financial information regularly reviewed by the chief operating decision maker for purposes of evaluating performance, allocating resources, setting incentive compensation targets, and planning and forecasting for future periods.
We lost our compound patent protection for Cialis® (tadalafil) and Adcirca® (tadalafil) in major European markets in November 2017, and in the U.S., pediatric exclusivity expired in May 2018. Pursuant to a settlement agreement related to our unit dose patent in the U.S., generic tadalafil entered the U.S. market in September 2018. Entry of generic competition into these markets following the loss of exclusivity will continue to cause a rapid and severe decline in revenue. Our formulation patents for Forteo® expired in December 2018 and use patents will expire in August 2019 in major European markets and the U.S. Both the formulation patent and the use patent expire in 2019 in Japan.
Most of our products are distributed through wholesalers that serve pharmacies, physicians and other health care professionals, and hospitals. For the years ended December 31, 2018, 2017, and 2016, our three largest wholesalers each accounted for between 13 percent and 21 percent of consolidated total revenue. Further, they each accounted for between 16 percent and 25 percent of accounts receivable as of December 31, 2018 and 2017.
We are exposed to the risk of changes in social, political, and economic conditions inherent in foreign operations, and our results of operations and the value of our foreign assets are affected by fluctuations in foreign currency exchange rates.
The following table summarizes our revenue activity:

	U.S.(1)			Outside U.S.
	2018	2017	2016	2018	2017	2016
Revenue—to unaffiliated customers:
Endocrinology:
Trulicity®	$2,515.8	$1,609.8	$737.6	$683.3	$419.9	$187.9
Humalog®	1,787.8	1,717.8	1,685.2	1,208.7	1,147.4	1,083.6
Humulin®	910.2	884.6	861.8	421.2	450.7	504.1
Forteo	757.9	965.2	770.5	817.7	783.8	729.4
Basaglar	622.8	311.1	15.8	178.5	121.0	70.3
Jardiance	400.2	290.4	144.5	258.1	157.0	57.4
Trajenta	224.2	213.2	165.9	350.5	324.7	270.7
Other Endocrinology	292.7	380.9	450.6	272.5	307.7	347.5
Total Endocrinology	7,511.6	6,373.0	4,831.9	4,190.5	3,712.2	3,250.9

Oncology:
Alimta	1,131.0	1,034.3	1,101.0	1,001.9	1,028.2	1,182.3
Erbitux	531.6	541.7	581.1	103.8	104.2	105.9
Cyramza®	291.5	278.8	270.1	529.9	479.6	344.0
Other Oncology	449.1	195.6	22.9	221.7	149.6	114.6
Total Oncology	2,403.2	2,050.4	1,975.1	1,857.3	1,761.6	1,746.8

Cardiovascular:
Cialis	1,129.2	1,358.6	1,469.5	722.7	964.5	1,002.1
Effient	68.1	340.1	465.6	54.1	48.8	69.6
Other Cardiovascular	158.4	24.0	56.3	121.8	135.2	162.3
Total Cardiovascular	1,355.7	1,722.7	1,991.4	898.6	1,148.5	1,234.0

Neuroscience:
Strattera®	89.7	284.9	534.9	361.1	333.3	319.8
Cymbalta(2)	54.3	114.9	269.3	653.7	642.2	661.2
Zyprexa®	36.2	75.5	69.8	435.1	505.7	655.5
Other Neuroscience	97.2	115.7	115.9	93.4	98.9	93.9
Total Neuroscience	277.4	591.0	989.9	1,543.3	1,580.1	1,730.4

Immunology:
Taltz®	738.7	486.0	110.8	198.7	73.2	2.3
Other Immunology	6.7	—	—	195.9	45.8	—
Total Immunology	745.4	486.0	110.8	394.6	119.0	2.3

Other	98.5	191.3	247.9	217.0	238.0	201.3
Revenue	$12,391.9	$11,414.4	$10,147.0	$9,101.4	$8,559.4	$8,165.8

Numbers may not add due to rounding.
(1) U.S. revenue includes revenue in Puerto Rico.
(2) Cymbalta revenues benefited from reductions to the reserve for expected product returns of approximately $175 million during the year ended December 31, 2016.

	2018	2017	2016
Geographic Information
Revenue—to unaffiliated customers(1):
United States	$12,391.9	$11,414.4	$10,147.0
Europe	3,663.1	3,390.6	3,214.4
Japan	2,407.4	2,339.5	2,253.0
Other foreign countries	3,030.9	2,829.3	2,698.3
Revenue	$21,493.3	$19,973.8	$18,312.8

Long-lived assets(2):
United States	$4,344.0	$4,408.7	$4,520.8
Europe	2,413.5	2,246.4	1,864.8
Japan	180.2	153.4	91.0
Other foreign countries	1,608.5	1,672.5	1,690.4
Long-lived assets	$8,546.2	$8,481.0	$8,167.0

Numbers may not add due to rounding.
(1) Revenue is attributed to the countries based on the location of the customer.
(2) Long-lived assets consist of property and equipment, net, and certain sundry assets.